Description of Business and Organisation - Schedule of Balance Sheet Information (Details) - VIE [Member] - Farm Entities [Member] - CNY (¥)	Mar. 31, 2022	Dec. 31, 2021
Schedule of Balance Sheet Information [Line Items]
Cash and cash equivalents	¥ 122,578	¥ 33,958
Accounts receivable, net	648,809
Inventories	1,362,090
Prepayments and other current assets	2,012,330
Total current assets	4,145,807
Long-term investment	2,460,000
Property, plant and equipment, net	3,290,220
Operating lease right-of-use assets	4,706,678
Total non-current assets	10,456,898
Total assets	14,602,705
Short-term bank borrowings	1,100,000
Accounts payable	2,281,718
Contract liabilities	724,727
Accrued expenses and other current liabilities	15,111,718
Current portion of operating lease liabilities	6,310,595
Total current liabilities	25,528,758
Long-term bank borrowings	2,900,000
Operating lease liabilities	1,832,531
Total non-current liabilities	4,732,531
Total liabilities	¥ 30,261,289